Note 16 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)	$ (4,195)	$ (20,023)
Balance	46,952
Less: current portion	40,377	15,307
Non-current portion	6,575	51,941
Fair Value, Inputs, Level 3 [Member]
Balance	67,248	63,478
Amounts recognized on acquisitions	6,990	52,802
Business Combination, Contingent Consideration, Change in Contingent Consideration, Liability, Increase (Decrease)	(4,195)	(20,023)
Resolved and settled in cash	(22,910)	(29,404)
Other	(181)	395
Balance	46,952	67,248
Less: current portion	40,377	15,307
Non-current portion	$ 6,575	$ 51,941